QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
..REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
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 Investment Company Act file number

     WORLD FUNDS TRUST
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 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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(Address of principal executive offices) (Zip code)

                                .
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 (Name and address of agent for service)

 (804)267-7400
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        Registrant's telephone number, including area code:

 Date of fiscal year end: 09/30
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 Date of reporting period: 06/30/2010
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ITEM 1. SCHEDULE OF INVESTMENTS.

World Funds Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)
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CONTENTS:

 Navigator Fund

NAVIGATOR FUND SCHEDULE OF INVESTMENTS June 30, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	EXCHANGE-TRADED FUNDS	66.35%

	ALTERNATIVE INVESTMENTS	1.74%
12,000	The IQ Hedge Multi-Strategy Tracker		$316,920

	CONSUMER	2.80%
20,000	Consumer Staples Select Sector SPDR Fund		510,000

	FIXED INCOME	10.51%
4,225	IShares Barclays US Treasury Inflaction Prected Securities Fund		451,695
20,000	ProShares UltraShort 20+ Year Treasury		709,600
20,000	SPDR Barclays Capital High Yield Bond		756,600
			1,917,895

	HEALTH	3.94%
20,000	Health Care Select Sector SPDR Fund		563,400
2,000	IShares NASDAQ Biotechnology Index Fund		155,140
			718,540

	INTERNATIONAL	5.58%
20,000	IShares MSCI Belgium Investable Market Index Fund		217,000
35,000	IShares MSCI Malaysia Index Fund		400,400
20,000	IShares MSCI Switzerland Index Fund		399,800
			1,017,200

	LARGE CAP	31.62%
20,000	PowerShares QQQ NASDAQ 100		854,200
2,000	ProShares UltraPro S&P 500		227,920
5,000	ProShares UltraPro Short S&P 500		196,750
15,000	SPDR S&P 500 ETF Trust		1,548,300
6,000	Ultra QQQ ProShares		303,600
70,000	UltraShort S&P 500 ProShares		2,636,900
			5,767,670
	SMALL CAP	7.34%
15,000	IShares S&P SmallCap 600 Index Fund		812,100
20,000	ProShares Ultra Russell 2000		526,600
			1,338,700

	TECHNOLOGY	2.83%
10,000	IShares Dow Jones U.S. Technology Sector Index Fund		516,000

	TOTAL EXCHANGE-TRADED FUNDS	66.35%	12,102,925

	EQUITY FUNDS

	COMMODITIES	4.33%
20,000	I Shares Sliver Trust		364,200
3,500	Streetracks Gold Trust		425,880
			790,080

	TOTAL EQUITY FUNDS	4.33%	790,080

	Total Securities	70.68%	12,893,005
	Cash and Cash Equivalents	29.32%	5,347,084
	TOTAL INVESTMENTS	100.00%	$18,240,089

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities
Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio
Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the
Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
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By:  /s/ John Pasco, III
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         John Pasco, III
         Principal Executive Officer

Date:    August 30, 2010
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
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         John Pasco, III
         Principal Executive Officer

Date:    August 30, 2010

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By:  /s/ Karen Shupe
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        Karen Shupe
        Principal Financial Officer

Date:   August 30, 2010

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